Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

a) On February 1, 2021, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.

b) On March 1, 2021, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.

c) On March 1, 2021, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.

d) On March 9, 2021, the Company agreed the terms for the pre- and post-delivery financing for its shuttle tanker under construction, expected to be delivered in the second quarter of 2022.

e) On March 9, 2021, the Company drew down $13,875 for the pre-delivery financing of the LNG carrier under construction, under a loan agreed July 17, 2020.

f) On March 24, 2021, the Company declared a dividend of $0.10 per common share payable in June 2021.

g) On April 7, 2021, the Company declared a dividend of $0.59375 per share for its Series F Preferred Shares payable on April 30, 2021.